Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets, net
	October 31, 2022	October 31, 2021
At Cost:
Financial software	17,710	17,196
Domain name	2,643	3,068
	17,711	20,264
Less: Accumulated Amortization	5,318	2,211
Total, net	12,393	18,053